17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

(17)	Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Assets	2012	2011

Cash	$324	316
Interest-bearing time deposit	800	15,000
Investment in subsidiaries	115,386	106,469
Investment securities available for sale	1,596	1,520
Other assets	260	341

Total assets	$118,366	123,646

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Shareholders' equity	97,747	103,027

Total liabilities and shareholders' equity	$118,366	123,646

Revenues:	2012	2011	2010

Interest and dividend income	$113	226	311
Impairment of securities	-	(144)	(291)

Total revenues	113	82	20

Expenses:

Interest	438	407	411
Other operating expenses	476	190	191

Total expenses	914	597	602

Loss before income tax benefit and equity in
undistributed earnings of subsidiaries	(801)	(515)	(582)

Income tax benefit	166	56	24

Loss before equity in undistributed
earnings of subsidiaries	(635)	(459)	(558)

Equity in undistributed earnings of subsidiaries	6,428	5,618	2,399

Net earnings	$5,793	5,159	1,841

	2012	2011	2010
Cash flows from operating activities:

Net earnings	$5,793	5,159	1,841
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(6,428)	(5,618)	(2,399)
Impairment of investment securities	-	144	291
Change in:
Other assets	-	112	(66)
Accrued income	11	(11)	-
Accrued expense	41	(216)	147

Net cash used by operating activities	(583)	(430)	(186)

Cash flows from investing activities:

Purchases of investment securities available for sale	-	-	(36,000)
Proceeds from maturities of investment securities available for sale	-	-	36,000
Net change in interest-bearing time deposit	14,200	2,000	2,000

Net cash provided by investing activities	14,200	2,000	2,000

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(448)
Preferred stock and warrant repurchase	(12,122)	-	-
Restricted stock payout	-	17	12
Proceeds from exercise of stock options	539	-	-

Net cash used by financing activities	(13,609)	(1,679)	(1,689)

Net change in cash	8	(109)	125

Cash at beginning of year	316	425	300

Cash at end of year	$324	316	425

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(46)	(3)	(172)